Insurance Payables (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Dividends Paid [Abstract]
Payables due to insurance companies and intermediaries	$ 2,610,528	$ 233,316
Reinsurers - amounts due in respect of ceded premium (restated)	50,933,209	32,800,830
Insurance payables	$ 53,543,737	$ 33,034,146